Trade and other receivables	12 Months Ended
Oct. 31, 2023
Trade and other receivables
Trade and other receivables
11.	Trade and other receivables

As at October 31	2023	2022
	$	$
Trade accounts receivable	7,471	7,916
Sales tax receivable	102	284
Total	7,573	8,200